                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number:______
This Amendment (Check only one): [ ]  is a restatement.
                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mayo Investment Advisers LLC
Address: 40 Rowes Wharf, 2nd Floor
         Boston, Massachusetts 02110

Form 13F File Number: 28-10319

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Charles Curtis
Title:   Chief Financial Officer
Phone:   617-443-9004

Signature, Place, and Date of Signing:

    /s/ Charles Curtis      Boston, Massachusetts        February 9, 2006
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:        110
Form 13F Information Table Value Total:   $648,040
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                         MAYO INVESTMENT ADVISERS LLC

                           FORM 13 F AS OF 12/31/05

                                                                                                     (ITEM 8)
                                                   (ITEM 4)   (ITEM 5)                       VOTING AUTHORITY (SHARES)
                               (ITEM 2) (ITEM 3)     FAIR     SHARES OR   (ITEM 6)  (ITEM 7) ------------------------
(ITEM 1)                       TITLE OF  CUSIP      MARKET    PRINCIPAL  INVESTMENT  OTHER     SOLE     SHARED  NONE
NAME OF ISSUER                  CLASS    NUMBER     VALUE      AMOUNT    DISCRETION MANAGERS   (A)       (B)    (C)
--------------                 -------- --------- ---------- ----------- ---------- -------- ---------  ------ -------
3M CO COM                       COMMON  88579Y101  3,425,500    44,200 X    SOLE                39,000       0   5,200
A T & T INC (NEW)               COMMON  00206R102  5,498,201   224,508 X    SOLE               181,008       0  43,500
ABBOTT LABS                     COMMON  002824100  4,633,025   117,500 X    SOLE                89,000       0  28,500
AGRIUM INC                      COMMON  008916108  1,484,325    67,500 X    SOLE                50,000       0  17,500
ALBERTSONS INC                  COMMON  013104104  3,149,125   147,500 X    SOLE               112,500       0  35,000
ALLIED WASTE CV PFD 6          CONVERT  019589704    795,000     3,000 X    SOLE                 3,000       0       0
ALTRIA GROUP INC COM            COMMON  02209S103  1,307,600    17,500 X    SOLE                17,500       0       0
AMERADA HESS CORP               COMMON  023551104    570,690     4,500 X    SOLE                 3,600       0     900
AMERICAN EXPRESS                COMMON  025816109  1,543,800    30,000 X    SOLE                30,000       0       0
ANADARKO PETE CORP              COMMON  032511107    615,875     6,500 X    SOLE                 4,000       0   2,500
ARCHER DANIELS MIDLAN           COMMON  039483102  8,446,050   342,500 X    SOLE               290,500       0  52,000
ARRIS GROUP INC COM             COMMON  04269Q100 16,370,476 1,728,667 X    SOLE             1,496,167       0 232,500
BARRICK GOLD CORP COM           COMMON  067901108 12,402,150   445,000 X    SOLE               370,000       0  75,000
BOSTON SCIENTIFIC COR           COMMON  101137107  7,347,000   300,000 X    SOLE               234,000       0  66,000
BURLINGTON RESOURCES            COMMON  122014103    215,500     2,500 X    SOLE                 2,500       0       0
CANADIAN PAC RY LTD C           COMMON  13645T100  2,381,334    56,766 X    SOLE                38,266       0  18,500
CENTURYTEL INC COM              COMMON  156700106  8,290,000   250,000 X    SOLE               211,000       0  39,000
CHESAPEAKE ENERGY CON          CONVERT  165167602    231,330     1,500 X    SOLE                 1,500       0       0
CHESAPEAKE ENERGY COR           COMMON  165167107 25,521,327   804,328 X    SOLE               691,328       0 113,000
CHEVRONTEXACO CORPORA           COMMON  166764100  4,951,196    87,215 X    SOLE                69,874       0  17,341
CHILDRENS PL RETAIL S           COMMON  168905107  1,976,800    40,000 X    SOLE                40,000       0       0
CHUNGHWA TELECOM CO L           COMMON  17133Q205  1,284,500    70,000 X    SOLE                65,000       0   5,000
CITIGROUP INC.                  COMMON  172967101  5,648,892   116,400 X    SOLE               100,400       0  16,000
CITIZENS COMMUNICATIO           COMMON  17453B101 33,479,625 2,737,500 X    SOLE             2,282,500       0 455,000
CLEAR CHANNEL COMMUNI           COMMON  184502102  8,491,500   270,000 X    SOLE               230,500       0  39,500
CNA SURETY CORP COM             COMMON  12612L108    269,545    18,500 X    SOLE                18,500       0       0
COCA COLA                       COMMON  191216100    806,200    20,000 X    SOLE                20,000       0       0
COEUR D ALENE MINES C           COMMON  192108108 11,590,000 2,897,500 X    SOLE             2,250,000       0 647,500
COMCAST CORP NEW COM            COMMON  20030N101 42,832,800 1,652,500 X    SOLE             1,388,000       0 264,500
COMPUTER SCIENCES COR           COMMON  205363104    303,840     6,000 X    SOLE                 6,000       0       0
CSX CORP                        COMMON  126408103    507,700    10,000 X    SOLE                 9,000       0   1,000

                         MAYO INVESTMENT ADVISERS LLC

                           FORM 13 F AS OF 12/31/05

                                                                                                     (ITEM 8)
                                                   (ITEM 4)   (ITEM 5)                       VOTING AUTHORITY (SHARES)
                               (ITEM 2) (ITEM 3)     FAIR     SHARES OR   (ITEM 6)  (ITEM 7) ------------------------
(ITEM 1)                       TITLE OF  CUSIP      MARKET    PRINCIPAL  INVESTMENT  OTHER     SOLE     SHARED  NONE
NAME OF ISSUER                  CLASS    NUMBER     VALUE      AMOUNT    DISCRETION MANAGERS   (A)       (B)    (C)
--------------                 -------- --------- ---------- ----------- ---------- -------- ---------  ------ -------
DECKERS OUTDOOR CORP            COMMON  243537107  2,969,150   107,500 X    SOLE               107,500       0       0
DOW CHEMICAL                    COMMON  260543103 13,584,419   310,005 X    SOLE               270,505       0  39,500
DU PONT                         COMMON  263534109  3,995,000    94,000 X    SOLE                81,500       0  12,500
EAST JAPAN RAILWAY CO          FOREIGN  629854200  2,062,380       300 X    SOLE                   300       0       0
ECHOSTAR COMMUN CORP            COMMON  278762109  1,223,100    45,000 X    SOLE                27,500       0  17,500
EL PASO CORPORATION             COMMON  28336L109    851,200    70,000 X    SOLE                70,000       0       0
ELECTRONIC DATA SYS C           COMMON  285661104    781,300    32,500 X    SOLE                32,500       0       0
ENCANA CORP COM                 COMMON  292505104 13,593,160   301,000 X    SOLE               237,700       0  63,300
EVEREST RE GROUP LTD            COMMON  G3223R108  1,204,200    12,000 X    SOLE                 9,200       0   2,800
EXXON CORPORATION               COMMON  30231G102    804,635    14,325 X    SOLE                13,825       0     500
FED HOME LOAN MTG COR           COMMON  313400301    326,750     5,000 X    SOLE                 5,000       0       0
FEDERAL NAT MORTGAGE            COMMON  313586109  1,220,250    25,000 X    SOLE                25,000       0       0
GENERAL ELECTRIC                COMMON  369604103 42,060,000 1,200,000 X    SOLE             1,000,500       0 199,500
GENERAL MTRS CORP               COMMON  370442105  1,213,750    62,500 X    SOLE                62,500       0       0
GEORGIA GULF CORP COM           COMMON  373200203  2,251,080    74,000 X    SOLE                74,000       0       0
GLOBAL SANTAFE CORPOR           COMMON  G3930E101  2,889,000    60,000 X    SOLE                45,000       0  15,000
GMO TR INTL INT VL II           MUTUAL  362007205    487,975    16,020 X    SOLE                16,020       0       0
GRAINGER W W INC                COMMON  384802104  4,054,620    57,027 X    SOLE                46,127       0  10,900
HALLIBURTON CO                  COMMON  406216101  1,084,300    17,500 X    SOLE                15,800       0   1,700
HANOVER INSURANCE GRO           COMMON  410867105    250,620     6,000 X    SOLE                 2,500       0   3,500
HARRIS ASSOC INVT TR            MUTUAL  413838202  1,292,248    57,382 X    SOLE                57,382       0       0
HCA-THE HEALTHCARE CO           COMMON  404119109    631,250    12,500 X    SOLE                12,500       0       0
HONEYWELL INTERNATION           COMMON  438516106 21,660,875   581,500 X    SOLE               487,500       0  94,000
INCO LTD                        COMMON  453258402    871,400    20,000 X    SOLE                18,500       0   1,500
INPUT/OUTPUT INC COM            COMMON  457652105    615,125    87,500 X    SOLE                87,500       0       0
INTEL CORP                      COMMON  458140100    257,088    10,300 X    SOLE                10,300       0       0
INTERNATIONAL BUSINES           COMMON  459200101    986,400    12,000 X    SOLE                12,000       0       0
INTERPUBLIC GROUP COS           COMMON  460690100    386,000    40,000 X    SOLE                40,000       0       0
ISHARES INC MSCI JAPA           MUTUAL  464286848    473,200    35,000 X    SOLE                35,000       0       0
ISHARES INC MSCI TAIW           MUTUAL  464286731  2,184,000   175,000 X    SOLE               175,000       0       0
J.P. MORGAN CHASE & C           COMMON  46625H100 13,494,600   340,000 X    SOLE               282,200       0  57,800
JOHNSON & JOHNSON               COMMON  478160104    601,000    10,000 X    SOLE                10,000       0       0
KANSAS CITY SOUTHN IN.........  COMMON  485170302    855,050    35,000 X    SOLE                22,500       0  12,500

                         MAYO INVESTMENT ADVISERS LLC

                           FORM 13 F AS OF 12/31/05

                                                                                                     (ITEM 8)
                                                   (ITEM 4)   (ITEM 5)                       VOTING AUTHORITY (SHARES)
                               (ITEM 2) (ITEM 3)     FAIR     SHARES OR   (ITEM 6)  (ITEM 7) ------------------------
(ITEM 1)                       TITLE OF  CUSIP      MARKET    PRINCIPAL  INVESTMENT  OTHER     SOLE     SHARED  NONE
NAME OF ISSUER                  CLASS    NUMBER     VALUE      AMOUNT    DISCRETION MANAGERS   (A)       (B)    (C)
--------------                 -------- --------- ---------- ----------- ---------- -------- ---------  ------ -------
KRAFT FOODS INC CL A            COMMON  50075N104    492,975    17,500 X    SOLE                17,500       0       0
KROGER CO                       COMMON  501044101 13,287,744   703,800 X    SOLE               592,800       0 111,000
MARSH & MCLENNAN COS            COMMON  571748102 24,058,200   757,500 X    SOLE               636,200       0 121,300
MBIA INC                        COMMON  55262C100    601,600    10,000 X    SOLE                10,000       0       0
MICROSOFT CORP                  COMMON  594918104 15,493,875   592,500 X    SOLE               520,500       0  72,000
MITSUBISHI UFJ FINANC           COMMON  606822104    650,289    47,501 X    SOLE                32,501       0  15,000
MORGAN STANLEY COM NE           COMMON  617446448  3,858,320    68,000 X    SOLE                68,000       0       0
MOSIAC COMPANY                  COMMON  61945A107  4,937,625   337,500 X    SOLE               287,000       0  50,500
NEC CORP ORD                    COMMON  J48818124    466,403    75,000 X    SOLE                75,000       0       0
NEWS CORP CL A                  COMMON  65248E104 24,296,875 1,562,500 X    SOLE             1,353,000       0 209,500
NIPPON STL CORP ORD             COMMON  J55999122    222,400    62,500 X    SOLE                62,500       0       0
NOMURA HLDGS INC SPON           COMMON  65535H208  1,431,890    74,500 X    SOLE                59,500       0  15,000
OLIN CORP                       COMMON  680665205 31,554,912 1,603,400 X    SOLE             1,336,900       0 266,500
PARTNERRE LTD COM               COMMON  G6852T105  5,027,630    76,559 X    SOLE                64,859       0  11,700
PFIZER INC                      COMMON  717081103  2,681,800   115,000 X    SOLE               102,500       0  12,500
PLACER DOME INC                 COMMON  725906101  3,662,334   159,718 X    SOLE               139,718       0  20,000
PRIDE INTL INC COM              COMMON  74153Q102  2,306,250    75,000 X    SOLE                65,500       0   9,500
PROCTER & GAMBLE CO C           COMMON  742718109  7,379,700   127,500 X    SOLE               113,000       0  14,500
RAYTHEON CO NEW COM             COMMON  755111507  5,119,125   127,500 X    SOLE                97,000       0  30,500
ROWAN COS INC                   COMMON  779382100  4,098,600   115,000 X    SOLE                96,500       0  18,500
S & P 500 INDEX FEB12           OPTION  6488154NJ    192,000       100 X    SOLE                   100       0       0
SAFEWAY INC                     COMMON  786514208    236,600    10,000 X    SOLE                10,000       0       0
SCHERING PLOUGH CORP            COMMON  806605101    312,750    15,000 X    SOLE                15,000       0       0
SCHLUMBERGER                    COMMON  806857108    971,500    10,000 X    SOLE                10,000       0       0
ST PAUL COS INC                 COMMON  792860108  7,825,246   175,179 X    SOLE               142,379       0  32,800
STREETTRACKS GOLD TR            COMMON  863307104  5,286,950   102,500 X    SOLE                94,500       0   8,000
TENET HEALTH CARE               COMMON  88033G100    670,250    87,500 X    SOLE                87,500       0       0
TIME WARNER INC                 COMMON  887317105    959,200    55,000 X    SOLE                55,000       0       0
TOKYO ELECTRON ORD              COMMON  J86957115    313,903     5,000 X    SOLE                 5,000       0       0
TYCO INTL LTD                   COMMON  902124106 13,682,526   474,100 X    SOLE               410,600       0  63,500
U S BANCORP                     COMMON  902973304  3,213,175   107,500 X    SOLE                76,000       0  31,500
UNION PAC CORP                  COMMON  907818108  5,916,277    73,485 X    SOLE                60,485       0  13,000
UNOVA INC COM                   COMMON  91529B106    855,140    25,300 X    SOLE                20,300       0   5,000

                         MAYO INVESTMENT ADVISERS LLC

                           FORM 13 F AS OF 12/31/05

                                                                                                    (ITEM 8)
                                                   (ITEM 4)   (ITEM 5)                       VOTING AUTHORITY (SHARES)
                               (ITEM 2) (ITEM 3)     FAIR     SHARES OR   (ITEM 6)  (ITEM 7) -------------------------
(ITEM 1)                       TITLE OF  CUSIP      MARKET    PRINCIPAL  INVESTMENT  OTHER    SOLE    SHARED   NONE
NAME OF ISSUER                  CLASS    NUMBER     VALUE      AMOUNT    DISCRETION MANAGERS  (A)      (B)     (C)
--------------                 -------- --------- ---------- ----------- ---------- -------- -------  ------  -------
UNUMPROVIDENT 8.25 CO          CONVERT  91529Y403  1,302,300    30,000 X    SOLE              30,000       0        0
UNUMPROVIDENT CORP CO           COMMON  91529Y106 16,095,625   707,500 X    SOLE             595,000       0  112,500
VALOR COMMUNICATIONS            COMMON  920255106  2,850,000   250,000 X    SOLE             190,000       0   60,000
VANGUARD MUN BD FD IN           MUTUAL  922907886  1,708,005   159,478 X    SOLE             159,478       0        0
VERIZON COMMUNICATION           COMMON  92343V104 10,090,200   335,000 X    SOLE             335,000       0        0
VIACOM INC                      COMMON  925524308 34,558,771 1,060,085 X    SOLE             874,585       0  185,500
VICOR CORP                      COMMON  925815102  3,843,411   243,100 X    SOLE             220,100       0   23,000
WAL MART STORES INC             COMMON  931142103 11,817,000   252,500 X    SOLE             221,000       0   31,500
WASTE MANAGEMENT INC            COMMON  94106L109  4,552,500   150,000 X    SOLE             129,000       0   21,000
WELLS FARGO                     COMMON  949746101    408,395     6,500 X    SOLE               6,500       0        0
WESTERN SILVER CORP C           COMMON  959531104    213,940    19,000 X    SOLE              14,000       0    5,000
WILLIS GROUP HOLDINGS           COMMON  G96655108 10,029,210   271,500 X    SOLE             222,200       0   49,300
WYETH COM                       COMMON  983024100    921,400    20,000 X    SOLE              20,000       0        0